Supplemental Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Disclosures [Abstract]
Income statement presentation
The Company’s statements of comprehensive income are prepared primarily by nature of expense, with the exception of compensation expenses which are included in the operating, general and administrative and share-based compensation line items, as follows:

($ millions)	2022	2021
Operating	61.1	59.7
General and administrative	60.8	65.2
Share-based compensation	36.2	53.7
Total compensation expenses	158.1	178.6

Cash flow statement presentation
Cash flow statement presentation

($ millions)	2022	2021
Operating activities
Changes in non-cash working capital:
Accounts receivable	(11.3)	(111.8)
Prepaids and deposits	(13.9)	15.3
Accounts payable and accrued liabilities	(3.5)	99.0
Other current liabilities	8.6	30.6
Other long-term liabilities	5.1	18.5
	(15.0)	51.6
Investing activities
Changes in non-cash working capital:
Accounts receivable	0.2	(2.1)
Other long-term receivable	—	9.3
Accounts payable and accrued liabilities	(7.6)	41.8
	(7.4)	49.0
Financing activities
Changes in non-cash working capital:
Prepaids and deposits	(44.2)	—
Accounts payable and accrued liabilities	4.0	—
Dividends payable	55.9	42.2
	15.7	42.2
The Company's reconciliation of cash flow from financing activities is outlined in the table below:

($ millions)	Dividends payable	Long-term debt (1)	Lease liability (2)
December 31, 2020	1.3	2,259.6	156.5
Changes from cash flow from financing activities:
Decrease in bank debt, net		(34.6)
Repayment of senior guaranteed notes		(217.6)
Dividends paid	(5.6)
Payments on principal portion of lease liability			(21.2)
Non-cash changes:
Dividends declared	47.8
Additions			5.9
Other			0.2
Foreign exchange		(37.2)
December 31, 2021	43.5	1,970.2	141.4
Changes from cash flow from financing activities:
Decrease in bank debt, net		(338.5)
Repayment of senior guaranteed notes		(281.8)
Realized gain on cross currency swap maturity		63.8
Dividends paid	(144.7)
Payments on principal portion of lease liability			(20.4)
Non-cash changes:
Dividends declared	200.6
Additions			3.8
Other			(0.7)
Foreign exchange		27.8
December 31, 2022	99.4	1,441.5	124.1
(1)Includes current portion of long-term debt.
(2)Includes current portion of lease liability.